Prior Period Revisions	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Prior Period Revisions

39. PRIOR PERIOD REVISIONS
Certain comparative information presented in the Consolidated Statements of Earnings (Loss) and segment disclosures was revised for classification changes.
In September 2023, the Company made adjustments to ensure the consistent treatment of sales between segments and to correct the elimination of these transactions on consolidation. The following adjustments were made:
•Report Conventional segment sales between segments on a gross basis, which resulted in a reclassification between gross sales and transportation and blending expense.
•Report sales of feedstock between the Oil Sands, Conventional and U.S. Refining segments on a net basis, which resulted in a reclassification between gross sales and purchased product.
Offsetting adjustments were made to the Corporate and Eliminations segment. The above items had no impact to net earnings (loss), operating margin, segment income (loss), cash flows or financial position.
It was also identified that the elimination of sales of diluent, natural gas and associated transportation costs between segments were recorded to the incorrect line item in the Corporate and Eliminations segment. The adjustment resulted in an understatement of operating expense, overstatement of purchased product and an overstatement of transportation and blending expense on the Consolidated Statements of Earnings (Loss). There was no impact to net earnings (loss), operating margin, segment income (loss), cash flows or financial position.
The following table reconciles the amounts previously reported in the Consolidated Statements of Earnings (Loss) and segmented disclosures to the corresponding revised amounts:

	Year Ended December 31, 2022
Oil Sands Segment	Previously Reported	Revisions	Revised Balance
Gross Sales	34,775	(92)	34,683
Purchased Product	4,810	(92)	4,718
	29,965	—	29,965

Conventional Segment
Gross Sales	4,332	107	4,439
Transportation and Blending	143	107	250
	4,189	—	4,189

U.S. Refining Segment
Gross Sales	30,310	(92)	30,218
Purchased Product	26,112	(92)	26,020
	4,198	—	4,198

Corporate and Eliminations Segment
Gross Sales	(7,464)	77	(7,387)
Purchased Product	(5,533)	341	(5,192)
Transportation and Blending	(664)	(511)	(1,175)
Operating	(1,270)	247	(1,023)
	3	—	3

Consolidated
Purchased Product	33,801	157	33,958
Transportation and Blending	11,530	(404)	11,126
Operating	5,569	247	5,816
	50,900	—	50,900